Private Equity Placement	9 Months Ended
Sep. 30, 2014
Private Equity Placement
Private Equity Placement

Note 7 – Private Equity Placement

On July 14, 2014 ACM exercised the Option (as referenced in “Note 6 – Convertible Debt”), resulting in net proceeds of $7,708,874 after deducting $291,126 in transaction related expenses.

On July 24, 2014, the Company sold 383,733 shares of its Common Stock in a private placement to 17 accredited investors resulting in net proceeds of $2,116,473 after deducting $185,927 in transaction related expenses. The offering was exempt from registration under the Securities Act in reliance on exemptions provided by Section 4(2) and Regulations D and S of that act.